Property and Equipment, Net	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Property and Equipment, Net

11. Property and Equipment, Net

Property and equipment, net consists of the following:

(in thousands)	December 31, 2022	December 31, 2021
Computer equipment	$89	$85
Computer software	27	27
Furniture & fixtures	81	81
Leasehold improvement	368	368
Machinery & equipment	146	112
Property and equipment, gross	711	673
Less: Accumulated depreciation	(507)	(406)
Property and equipment, net	$204	$267

Depreciation expense was $0.1 million for each of the years ended December 31, 2022, and 2021, respectively, which was included in selling, general and administrative expense on the consolidated statements of operations.